STATEMENTS OF CHANGES IN EQUITY CAPITAL DEFICIENCY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 82	$ 30,193	$ (33,262)	$ (2,987)
Balance, shares at Dec. 31, 2014	6,290,242
Loss for the year			(9,660)	(9,660)
Share-based compensation		1,129		1,129
Balance at Dec. 31, 2015	$ 82	31,322	(42,922)	(11,518)
Balance, shares at Dec. 31, 2015	6,290,242
Loss for the year			(20,771)	(20,771)
Issuance of shares due to in- process research and development acquired
Share-based compensation		952		952
Balance at Dec. 31, 2016	$ 82	32,274	(63,693)	$ (31,337)
Balance, shares at Dec. 31, 2016	6,290,242			6,290,242
Loss for the year			(31,568)	$ (31,568)
Issuance of shares due to in- process research and development acquired		6,232		6,232
Issuance of shares due to in- process research and development acquired, shares	2
Share-based compensation		3,974		3,974
Balance at Dec. 31, 2017	$ 82	$ 42,480	$ (95,261)	$ (52,699)
Balance, shares at Dec. 31, 2017	6,290,244			6,290,244